Prospectus Supplement
John Hancock Variable Insurance Trust (the Trust)
High Yield Trust (the fund)
Supplement dated June 25, 2026 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on June 23-25, 2026, the Trust’s Board of Trustees (the Board) approved a new sub-subadvisory agreement between Manulife Investment Management (US) LLC (“Manulife IM (US)”), the fund's subadvisor, and CQS (US), LLC with respect to the fund, effective on or about June 25, 2026 (the Effective Date).
Also effective on the Effective Date, Manulife IM (US) entered into a participating affiliates agreement with CQS (UK) LLP, an affiliate of Manulife IM (US), with respect to the fund.
Accordingly, as of the Effective Date, the following is added under the heading “Investment management” in the Fund Summary section for the fund:
Sub-subadvisor CQS (US), LLC
Additionally, as of the Effective Date, the following is added in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)”:
CQS (US), LLC serves as sub-subadvisor to High Yield Trust.
In addition, as of the Effective Date, James Gearhart, CFA, no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Gearhart are removed from the Prospectus.
Moreover, as of the Effective Date, Tim Jarombek, CFA and Darren Toner, are added as portfolio managers of the fund. Jonas Grazulis, CFA and Caryn E. Rothman, CFA continue as portfolio managers of the fund and, together with Tim Jarombek, CFA and Darren Toner, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Accordingly, as of the Effective Date, the following is added under the heading “Portfolio management” in the Fund Summary section for the fund:
Tim Jarombek, CFA
Portfolio Manager
Managed fund since 2026
Darren Toner
Senior Portfolio Manager and Team Lead
Managed fund since 2026
Also as of the Effective Date, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (US) LLC (“Manulife IM (US)”)” is amended to add Tim Jarombek, CFA and Darren Toner as portfolio managers of the fund within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
●
Tim Jarombek, CFA. Portfolio Manager; joined CQS (US), LLC in 2020.
●
Darren Toner. Senior Portfolio Manager and Team Lead; joined CQS (UK) LLP in 2010.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust (the Trust)
High Yield Trust (the fund)
Supplement dated June 25, 2026 to the current Statement of Additional Information, as may be supplemented (the SAI)
At its meeting held on June 23-25, 2026, the Trust’s Board of Trustees (the Board) approved a new sub-subadvisory agreement between Manulife Investment Management (US) LLC (“Manulife IM (US)”), the fund's subadvisor, and CQS (US), LLC with respect to the fund, effective on or about June 25, 2026 (the Effective Date).
Also effective on the Effective Date, Manulife IM (US) entered into a participating affiliates agreement with CQS (UK) LLP, an affiliate of Manulife IM (US), with respect to the fund.
Accordingly, as of the Effective Date, the “INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES” section, under the heading “Subadvisory Agreements,” the section entitled “Sub-Subadvisory Arrangements” is supplemented as follows:
Subadvisory Arrangement for High Yield Trust. In rendering investment advisory services to High Yield Trust, Manulife Investment Management (US) LLC (“Manulife IM (US)”), the subadvisor to High Yield Trust, may use the portfolio management, research and other resources of CQS (UK) LLP, an affiliate of Manulife IM (US) (the “Participating Affiliate”). The Participating Affiliate is not registered with the SEC as an investment advisor under the Advisers Act. Manulife IM (US) has entered into separate memoranda of understanding and supervisory agreement (the “Participating Affiliate Agreement”) with the Participating Affiliate pursuant to which the Participating Affiliate is considered a participating affiliate of the subadvisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered advisor. Investment professionals from the Participating Affiliate may render portfolio management, research and other services to High Yield Trust under the Participating Affiliate Agreement and are subject to supervision by Manulife IM (US).
Additionally, as of the Effective Date, in the “INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES” section, under the heading “Subadvisory Agreements,” the section entitled “Sub-Subadvisory Arrangements” is restated as follows:
Sub-Subadvisory Arrangements. Under a sub-subadvisory arrangement, the sub-subadvisor provides certain investment advisory services to the fund’s subadvisor for the benefit of the funds. In each case, a subadvisor pays the sub-subadvisor, as full compensation for all services provided under the sub-subadvisory arrangement, a portion of its subadvisory fee. The Trust does not incur any expenses in connection with any sub-subadvisor’s services other than the advisory fee.
Fund	Subadvisor	Sub-subadvisor
Capital Appreciation Value Trust	T. Rowe Price Associates, Inc.	T. Rowe Price Investment Management, Inc.
High Yield Trust	Manulife IM (US)	CQS (US), LLC
Small Company Value Trust	T. Rowe Price Associates, Inc.	T. Rowe Price Investment Management, Inc.
In addition, as of the Effective Date, the following information is added in “APPENDIX B – PORTFOLIO MANAGER INFORMATION,” under the title “MANULIFE INVESTMENT MANAGEMENT (US) LLC (“MANULIFE IM (US)”)”:
CQS (US), LLC IS SUB-SUBADVISOR TO HIGH YIELD TRUST.
Moreover, as of the Effective Date, James Gearhart, CFA, no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. Gearhart are removed from the SAI.
Additionally, as of the Effective Date, Tim Jarombek, CFA and Darren Toner are added as portfolio managers of the fund. Jonas Grazulis, CFA and Caryn E. Rothman, CFA continue as portfolio managers of the fund and, together with Tim Jarombek, CFA and Darren Toner, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Therefore, as of the Effective Date, the following information regarding Tim Jarombek, CFA and Darren Toner supplements the information presented in “APPENDIX B - PORTFOLIO MANAGER INFORMATION” under the title “MANULIFE INVESTMENT MANAGEMENT (US) LLC (MANULIFE IM (US”)“:
PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED
The following table provides information regarding other accounts for which Tim Jarombek, CFA and Darren Toner have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table are Tim Jarombek, CFA’s and Darren Toner’s investments in the fund.
The following table reflects approximate information as of May 31, 2026:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Jarombek	0	$0	0	$0	0	$0
Darren Toner	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Number and value of accounts within the total accounts that are subject to a performance-based advisory fee:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Tim Jarombek	0	$0	0	$0	0	$0
Darren Toner	0	$0	0	$0	0	$0
Portfolio Manager Ownership of Shares of the Fund. The following table indicates as of May 31, 2026, the value of shares beneficially owned by the portfolio manager in the Fund:
Portfolio Manager	Dollar Range of Shares Owned[1]
Tim Jarombek	none
Darren Toner	none
1
As of May 31, 2026, Tim Jarombek and Darren Toner beneficially owned $0 and $0 shares of the fund, respectively.
You should read this supplement in conjunction with the SAI and retain it for your future reference.